Schedule of Investments (unaudited) April 30, 2019	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 126.9%

Alabama — 2.0%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 06/01/19(a)	$5,225	$5,243,079
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	940	1,014,551

		6,257,630

Arizona — 1.0%
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	2,450	3,085,530

California — 19.6%
California Educational Facilities Authority, RB, Stanford University, Series V-1, 5.00%, 05/01/49	2,500	3,500,375
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(a)	2,865	3,029,308
California Municipal Finance Authority, ARB, Senior Lien, Linxs APM Project, AMT, 5.00%, 12/31/43	1,400	1,598,338
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 05/01/28	1,800	2,049,642
2nd, 5.25%, 05/01/33	1,410	1,572,446
5.00%, 05/01/44	1,860	2,059,522
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.50%, 03/01/30	4,045	4,291,381
City of Sunnyvale California, Refunding RB, 5.25%, 04/01/20(a)	2,800	2,898,308
County of Riverside Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	4,500	5,285,700
Emery Unified School District, GO, Election of 2010, Series A (AGM), 5.50%, 08/01/21(a)	1,875	2,044,875
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	2,445	2,832,215
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(a)	2,000	2,094,060
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 08/01/21(a)	2,670	2,915,026

Security	Par (000)	Value

California (continued)
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(a)	$5,905	$6,761,579
5.25%, 05/15/38	1,675	1,883,454
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	5,000	5,732,850
5.50%, 11/01/31	3,130	3,574,554
5.50%, 11/01/33	3,000	3,416,310
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	1,260	1,416,681
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	940	1,096,829

		60,053,453

Colorado — 2.1%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,500	1,705,080
5.50%, 11/15/30	565	638,862
5.50%, 11/15/31	675	761,697
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 05/15/26(a)	3,300	3,305,247

		6,410,886

Connecticut — 1.0%
State of Connecticut, GO, Series A, 5.00%, 04/15/38	1,690	1,971,047
State of Connecticut Health & Educational Facility Authority, Refunding RB, Sacred Heart University Issue, Series I-1, 5.00%, 07/01/42	1,015	1,153,943

		3,124,990

Delaware — 0.5%
State of Delaware Health Facilities Authority, RB, Beebe Medical Center Project, 5.00%, 06/01/43	1,400	1,577,212

Florida — 19.2%
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	4,730	5,518,680
County of Broward Florida Airport System, ARB, Series A, AMT, 5.00%, 10/01/45	1,440	1,604,851

1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.13%, 10/01/38	$5,665	$6,204,648
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	2,995	3,426,939
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,500	2,657,150
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	135	135,328
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	1,765	1,981,636
Series A, 5.50%, 10/01/42	3,000	3,360,270
Series B, AMT, 6.25%, 10/01/38	800	920,456
Series B, AMT, 6.00%, 10/01/42	1,060	1,207,838
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/29	3,130	3,545,726
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	5,155	5,583,587
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/32	5,000	5,407,150
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(a)	7,600	7,674,100
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	1,805	2,032,647
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21(a)	6,965	7,562,806

		58,823,812

Georgia — 0.7%
County of Fulton Development Authority, RB, Georgia Institute of Technology, 4.00%, 06/15/49	815	875,579
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	950	1,188,526

		2,064,105

Hawaii — 1.7%
State of Hawaii Airports System, ARB, Series A, AMT, 5.00%, 07/01/45	2,805	3,139,524

Security	Par (000)	Value

Hawaii (continued)
State of Hawaii Airports System, COP, AMT:
5.25%, 08/01/25	$740	$829,118
5.25%, 08/01/26	1,205	1,343,913

		5,312,555

Illinois — 13.9%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT:
5.00%, 01/01/41	1,140	1,236,353
5.50%, 01/01/28	1,000	1,116,320
5.50%, 01/01/29	1,500	1,671,120
5.38%, 01/01/33	2,000	2,195,000
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(a)	1,680	1,795,130
3rd Lien, Series A, 5.75%, 01/01/39	320	339,501
3rd Lien, Series C, 6.50%, 01/01/21(a)	9,085	9,817,523
Senior Lien, Series D, AMT, 5.00%, 01/01/42	735	828,977
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	2,940	3,099,760
5.25%, 12/01/40	1,500	1,578,990
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 01/01/42	2,985	3,129,504
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.25%, 12/01/30	1,270	1,337,970
5.50%, 12/01/38	1,205	1,269,612
5.25%, 12/01/43	2,960	3,083,166
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 5.00%, 02/15/41	975	1,112,085
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	2,350	2,533,770
6.00%, 06/01/21	670	729,215
State of Illinois, GO:
5.25%, 02/01/31	1,495	1,591,502
5.25%, 02/01/32	2,320	2,463,585
5.50%, 07/01/33	1,000	1,065,870

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
5.50%, 07/01/38	$700	$740,236

		42,735,189

Indiana — 0.2%
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	460	497,228

Iowa — 0.7%
State of Iowa Finance Authority, RB, Lifespace Communities, Series A, 5.00%, 05/15/48	1,950	2,068,892

Louisiana — 1.5%
Lake Charles Louisiana Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 01/01/29	2,225	2,509,133
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	2,020	2,023,434

		4,532,567

Maryland — 2.8%
County of Howard Maryland Housing Commission, RB, M/F Housing, Woodfield Oxford Square Apartments, 5.00%, 12/01/42	2,450	2,772,028
Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/34	4,780	5,694,318

		8,466,346

Massachusetts — 1.8%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	420	469,736
Emerson College Issue, Series A, 5.25%, 01/01/42	940	1,069,231
UMass Dartmouth Student Housing Project, 5.00%, 10/01/43	2,265	2,497,208
Massachusetts Development Finance Agency, Refunding RB, Series A:
Emerson College, 5.00%, 01/01/40	745	845,948
4.00%, 07/01/44	215	221,302

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	$485	$486,086

		5,589,511

Michigan — 1.5%
Hudsonville Michigan Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 05/01/21(a)	3,420	3,667,197
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	895	1,020,524

		4,687,721

Minnesota — 0.3%
County of St. Paul Minnesota Housing & Redevelopment Authority, Refunding RB, Fairview Health Services, Series A, 4.00%, 11/15/43	985	1,042,563

Mississippi — 2.4%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,225	2,635,401
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 08/01/23(a)	1,000	1,147,940
State of Mississippi, RB, Series A:
5.00%, 10/15/37	565	663,451
4.00%, 10/15/38	2,815	2,977,032

		7,423,824

Montana — 0.1%
Montana State Board of Housing, RB, S/F, Series B-2:
3.50%, 12/01/42	175	174,767
3.60%, 12/01/47	265	264,571

		439,338

Nevada — 2.5%
City of Carson City Nevada, Refunding RB, Carson Tahoe Regional Healthcare Project, 5.00%, 09/01/42	1,130	1,249,712
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 07/01/39	3,210	3,275,581
County of Clark Nevada, GO, Stadium Improvement, Series A:
5.00%, 06/01/36	2,065	2,478,578

3

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
5.00%, 06/01/37	$500	$597,955

		7,601,826

New Jersey — 8.2%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	1,940	2,141,721
Private Activity Bond, Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 01/01/31	1,355	1,501,950
State Government Buildings Project, Series A, 5.00%, 06/15/47	2,500	2,711,275
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 07/01/38	3,400	3,421,692
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series BB, AMT, 3.80%, 10/01/32	2,400	2,490,792
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series S, 5.25%, 06/15/43	2,980	3,351,368
Transportation System, Series AA, 5.50%, 06/15/39	3,040	3,266,510
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/32	2,735	3,110,516
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	2,355	2,634,279
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	445	464,117

		25,094,220

New York — 7.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution:
5.25%, 06/15/40	880	883,625
5.25%, 06/15/40	6,050	6,076,378
Water & Sewer System, Series EE, 5.38%, 06/15/43	2,220	2,343,321

Security	Par (000)	Value

New York (continued)
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(a)	$580	$622,949
5.75%, 02/15/47	360	384,354
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/21(a)	8,500	9,294,665
Series A-1, 5.25%, 11/15/39	1,550	1,734,357
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 07/15/36	2,000	2,113,940
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	895	963,038

		24,416,627

Ohio — 1.5%
State of Ohio, RB, Cleveland Clinic Health System Obligation, Series B, 4.00%, 01/01/46(b)	1,715	1,835,462
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	2,500	2,792,850

		4,628,312

Oregon — 0.4%
State of Oregon Health & Science University, RB, Series A, 5.00%, 07/01/42	1,100	1,281,632

Pennsylvania — 7.2%
Altoona Area School District, GO, 5.00%, 12/01/36	185	210,451
County of Delaware Springfield School District, GO:
5.00%, 03/01/40	1,485	1,729,891
5.00%, 03/01/43	1,100	1,278,266
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 5.00%, 09/01/48	1,690	1,929,912
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	2,215	2,616,336
Pennsylvania Housing Finance Agency, RB, S/F, Series 125B, 3.65%, 10/01/42	3,000	3,076,380
Pennsylvania Turnpike Commission, Refunding RB, 2nd Series, Subordinate, Special Motor License Fund, 5.00%, 12/01/41	2,490	2,842,036

4

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB, Sub-Series B-1, 5.25%, 06/01/47	$2,300	$2,640,745
Swarthmore Borough Authority, RB, Swarthmore College, 5.00%, 09/15/47	1,600	1,925,984
Township of Bristol Pennsylvania School District, GO:
5.25%, 06/01/37	2,500	2,771,500
5.25%, 06/01/43	1,100	1,216,281

		22,237,782

South Carolina — 5.3%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	3,760	4,274,782
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 07/01/38	2,940	3,351,041
5.50%, 07/01/41	2,500	2,783,550
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	1,360	1,549,271
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	1,870	2,097,673
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,000	1,100,320
State of South Carolina Public Service Authority, Refunding RB, Series C, 5.00%, 12/01/46	1,000	1,100,930

		16,257,567

Tennessee — 1.1%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/40	3,000	3,322,050

Texas — 9.6%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	2,345	2,604,451
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series D, 5.00%, 07/01/37	2,010	2,400,985
City of Houston Texas Combined Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35(a)	6,345	6,355,025
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/35	2,500	2,951,650
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	1,615	1,674,416

Security	Par (000)	Value

Texas (continued)
Series H, 5.00%, 11/01/37	$1,810	$1,920,338
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	2,155	2,439,029
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 09/01/21(a)	5,480	5,952,376
North Texas Tollway Authority, Refunding RB, 1st Tier, Series A, 5.00%, 01/01/48	1,775	2,059,248
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	1,070	1,189,102

		29,546,620

Vermont — 1.0%
University of Vermont & State Agricultural College, Refunding RB, 5.00%, 10/01/43	2,535	2,935,885

Virginia — 1.8%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	945	1,019,343
Virginia Small Business Financing Authority, RB, Transform 66 P3 Project, AMT, 5.00%, 12/31/49	4,000	4,383,880

		5,403,223

Washington — 6.4%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21	2,400	2,551,992
Port of Seattle Washington, ARB, AMT:
Intermediate Lien, Series C, 5.00%, 05/01/37	2,485	2,865,801
Series A, 5.00%, 05/01/43	660	750,869
State of Washington, COP, Series B:
5.00%, 07/01/36	1,000	1,194,300
5.00%, 07/01/38	1,155	1,365,591
State of Washington, GO:
Series C, 5.00%, 02/01/36	7,565	9,066,426

5

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Various Purposes, Series B, 5.25%, 02/01/21(a)	$1,865	$1,983,110

		19,778,089

Wisconsin — 0.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44	2,065	2,407,935

Wyoming — 0.2%
State of Wyoming Municipal Power Agency, Inc., Refunding RB, Series A (BAM), 5.00%, 01/01/42	570	648,290

Total Municipal Bonds — 126.9% (Cost — $367,071,513)		389,753,410

Municipal Bonds Transferred to Tender Option Bond Trusts(c)

California — 2.8%
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	7,499	8,670,287

Colorado — 1.3%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Sub-System, Series A, AMT, 5.25%, 12/01/43(d)	3,262	3,884,458

Connecticut — 1.1%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,061	3,484,898

Illinois — 3.3%
City of Chicago Illionis Waterworks, Refunding RB, 2017 2nd Lien, Water Revenue Project (AGM), 5.25%, 11/01/33	760	760,373
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/40	1,980	2,233,565

Security	Par (000)	Value

Illinois (continued)
Series B, 5.00%, 01/01/40	$6,148	$6,960,215

		9,954,153

Maryland — 4.7%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	2,499	2,872,845
Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/47	9,817	11,416,966

		14,289,811

Nevada — 2.7%
County of Clark Nevada Water Reclamation District, GO, Series B, 5.50%, 07/01/19(a)	8,247	8,300,691

New Jersey — 0.5%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(d)	1,500	1,565,045

New York — 6.3%
City of New York Municipal Water Finance Authority, Refunding RB, Series FF, 5.00%, 06/15/45	5,958	6,468,072
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,515	8,161,055
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(d)	4,400	4,814,522

		19,443,649

Pennsylvania — 4.1%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(d)	3,600	3,878,676
County of Northampton General Purpose Authority, Refunding RB, Lafayette College, 4.00%, 11/01/38(d)	5,927	6,312,678

6

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	$1,963	$2,221,347

		12,412,701

Texas — 1.5%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	4,296	4,702,072

Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(a)	2,504	2,528,803

Security	Par (000)	Value

Virginia — 1.4%
County of Fairfax Virginia EDA, RB, Metrorail Parking System Project, 5.00%, 04/01/47(d)	$3,720	$4,327,532

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.5% (Cost — $89,877,737)		93,564,100

Total Long-Term Investments — 157.4% (Cost — $456,949,250)		483,317,510

	Shares

Short-Term Securities — 1.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.94%(e)(f)	4,978,650	4,979,147

Total Short-Term Securities — 1.6% (Cost — $4,979,147)		4,979,147

Total Investments — 159.0% (Cost — $461,928,397)		488,296,657

Other Assets Less Liabilities — 1.4%		4,370,597

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.7)%		(54,637,880)

VMTP Shares at Liquidation Value — (42.7)%		(131,000,000)

Net Assets Applicable to Common Shares — 100.0%		$307,029,374

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	When-issued security.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(d)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between June 15, 2019 to November 01, 2026, is $13,124,918.

(e)	Annualized 7-day yield as of period end.
(f)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,901,453	2,077,197	4,978,650	$4,979,147	$59,740	$2,814	$(289)

(a)	Includes net capital gain distributions, if applicable.

7

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	51	06/19/19	$6,307	$(19,627)
Long U.S. Treasury Bond	116	06/19/19	17,106	(77,093)
5-Year U.S. Treasury Note	37	06/28/19	4,279	(19,262)

				$(115,982)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BARB	Building Aid Revenue Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

HFA	Housing Finance Agency

IDA	Industrial Development Authority

IDB	Industrial Development Board

LRB	Lease Revenue Bonds

M/F	Multi-Family

RB	Revenue Bonds

S/F	Single-Family

8

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$483,317,510	$—	$483,317,510
Short-Term Securities	4,979,147	—	—	4,979,147

	$4,979,147	$483,317,510	$—	$488,296,657

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(115,982)	$—	$—	$(115,982)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(54,378,471)	$—	$(54,378,471)
VMTP Shares at Liquidation Value	—	(131,000,000)	—	(131,000,000)

	$—	$(185,378,471)	$—	$(185,378,471)

.

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